Note 7 Subscription Agreement	6 Months Ended
Jun. 30, 2014
Notes
Note 7 Subscription Agreement

NOTE 7 SUBSCRIPTION AGREEMENT

Under the Amendment to the Subscription Agreement that was entered into on April 29, 2014, the Company has agreed to subscribe to up to 50% interest in International Herbs Medical Marijuana Ltd. (“IHMML”), a company that is applying to obtain licensed producer status from Health Canada, according to the following schedule and in the following amounts:

(a)	8,000,000 Shares will be purchased on May 31, 2014 in consideration for payment of CAD$10,000,000 (not paid);
(b)	a further 4,800,000 Shares will be purchased on June 30, 2014 in consideration for payment of CAD$6,000,000 (not paid);
(c)	a further 8,800,000 Shares will be purchased on July 31, 2014 in consideration for payment of CAD$11,000,000;
(d)	a further 2,400,000 Shares will be purchased on August 31, 2014 in consideration for payment of CAD$3,000,000;
(e)	a further 8,000,000 Shares will be purchased on September 30, 2014 in consideration for payment of CAD$10,000,000; and
(f)	a further 5,600,000 Shares will be purchased on October 31, 2014 in consideration for payment of CAD$7,000,000.